Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Business Combination Segment Allocation

		2023	2022
Safety Shot	Revenue	$69,969	$91,329
	Cost of Sales	97,976	59,745
	Gross Profit (Loss)	$(28,007)	$31,584

SRM Entertainment	Revenue	$3,901,161	$5,199,807
	Cost of Sales	3,064,376	4,195,629
	Gross Profit (Loss)	$836,785	$1,004,178

Combined	Revenue	$3,971,130	$5,291,136
	Cost of Sales	3,161,352	4,255,374
	Gross Profit (Loss)	$808,778	$1,035,762

		2022	2021
Jupiter Wellness	Revenue	$120,627	$183,142
	Cost of Sales	325,169	203,089
	Gross Profit (Loss)	$(204,542)	$(19,947)

SRM Entertainment	Revenue	$6,076,116	$2,693,131
	Cost of Sales	4,845,217	2,137,699
	Gross Profit (Loss)	$1,230,899	$555,432

Combined	Revenue	$6,196,743	$2,876,273
	Cost of Sales	5,170,386	2,340,788
	Gross Profit (Loss)	$1,026,357	$535,485